Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule Of Components Of Lease Expense Abstract
Operating leases expenses	$ 154	$ 207
Cash used in operating activities	163	212
Right of use assets obtained in exchange for new operating lease liabilities	43	$ 25
Other assets - Right-of-Use assets	1,216		$ 1,176
Accumulated amortization	783		648
Operating lease Right-of-Use assets, net	433		528
Lease liabilities – current - Accounts payable and accrued liabilities	264		235
Lease liabilities – noncurrent	216		299
Total operating lease liabilities	$ 480		$ 534
Weighted average remaining lease term in years	2 years 7 months 6 days		2 years 10 months 6 days
Weighted average annual discount rate	8.50%		8.50%